Financial Risk Management (Tables)	6 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Schedule of Current Credit Risk Grading Framework

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit impaired

III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL – credit-impaired

IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of Group’s Financial Assets

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			RM	RM	RM	USD
December 31, 2024
Trade receivables	II Note 1	Lifetime ECL (Simplified)	5,876,653	(243,021)	5,633,632	1,260,885
Other receivables	I Note 2	12-month ECL	205,861	-	205,861	46,074
Cash and bank balances	I Note 3	12-month ECL	29,799,637	-	29,799,637	6,669,570
	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			RM	RM	RM	USD
June 30, 2024
Trade receivables	II Note 1	Lifetime ECL (Simplified)	7,119,565	(243,021)	6,876,544	1,539,065
Other receivables	I Note 2	12-month ECL	189,823	-	189,823	42,485
Cash and bank balances	I Note 3	12-month ECL	3,823,689	-	3,823,689	855,794

Schedule of Trade Receivables	Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix.
	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	USD
December 31, 2024
Not past due	5,020,958	(193,386)	4,827,572	1,080,477
< 30 days	653,917	(19,109)	634,808	142,079
31 days to 60 days	175,665	(19,245)	156,420	35,009
61 days to 90 days	6,490	(196)	6,294	1,409
91 days to 120 days	-	-	-	-
>120 days	19,623	(11,085)	8,538	1,911
	5,876,653	(243,021)	5,633,632	1,260,885

	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	USD
June 30, 2024
Not past due	5,806,342	(206,183)	5,600,159	1,187,557
< 30 days	1,039,791	(26,259)	1,013,532	214,927
31 days to 60 days	271,389	(10,497)	260,892	55,324
61 days to 90 days	1,344	(54)	1,290	274
91 days to 120 days	699	(28)	671	142
>120 days	-	-	-	-
	7,119,565	(243,021)	6,876,544	1,458,224

Schedule of Group’s Revenue

The following table sets forth a summary of single customers who represent 10% or more of the Group’s revenue:

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Customer A	5,310,365	5,235,428	1,171,761
Customer B	849,109	3,094,611	692,617
Customer C	1,971,634	907,164	203,036
	8,131,108	9,237,203	2,067,414